Income Tax (Tables)	12 Months Ended
Jun. 30, 2024
Income Tax [Abstract]
Schedule of Income Tax Expenses	The income tax expenses for the years ended June 30, 2024, 2023 and 2022 were comprised of the following:
	For the Years Ended June 30,
	2024	2023	2022
Current income tax expense	$1,217,570	$83,633	$478,349
Deferred income tax expense (benefit)	(1,413,789)	138,336	(2,115,834)
Income tax expense (benefit)	$(196,219)	$221,969	$(1,637,485)

Schedule of Reconciliation Statutory Income Tax Rate and Effective Tax Rate	The reconciliation between the statutory income tax rate and the Company’s effective tax rate is as follows:
	For the Years Ended June 30,
	2024	2023	2022
Statutory tax rate	25.00%	25.00%	25.00%
Effect of tax holiday and preferential tax benefit	(26.79)%	(25.36)%	35.21%
Effect of research and development credits	52.31%	38.42%	6.66%
Effect of other non-deductible expenses	(0.43)%	(0.84)%	(0.46)%
Effect of change in valuation allowance	(49.10)%	(40.38)%	(54.92)%
Effective tax rate	0.99%	(3.16)%	11.49%

Schedule of Deferred Tax Assets and Deferred Tax Liabilities	The principal components of deferred tax assets and deferred tax liabilities are as follows:
	For the Years Ended June 30,
	2024	2023
Deferred tax assets
Allowance for doubtful accounts receivables and other receivables	$1,559,483	$882,397
Net operating loss carrying forwards	11,408,888	5,517,480
Share-based compensation	3,423,511	1,417,288
Unrealized profit	4,270,416	4,524,838
Others	21,075	—
Total deferred tax assets	20,683,373	12,342,003
Less: Valuation allowance	(17,604,415)	(10,497,506)
Total deferred tax assets, net	3,078,958	1,844,497
Deferred tax liabilities
Intangible assets recognized from acquisition	(593,055)	(712,633)
Total deferred tax liabilities, net	$(593,055)	$(712,633)

Schedule of Valuation Allowance of Deferred Tax Asset	The rollforward of valuation allowance of deferred tax assets is as follows:
	June 30,	June 30,	June 30,
	2024	2023	2022
Balance at beginning of the year	$10,497,506	$8,430,810	$919,935
Additions of valuation allowance	7,451,427	2,825,896	7,827,672
Foreign currency translation adjustments	(344,518)	(759,200)	(316,797)
Balance at end of the year	$17,604,415	$10,497,506	$8,430,810

Schedule of Cumulative Net Operating Loss	The amount of cumulative net operating loss in 2024 and the year of expiration are as follows:
		Earliest year of
		expiration
	Amount	if not utilized
Tax jurisdiction
PRC	$78,947,499	2025
Hong Kong	$3,197,595	No expiration